CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - 94.6%
Bond Bank - 8.2%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	1,000,000	1,292,510
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	1,140,000	1,405,324
Illinois Finance Authority, (Clean Water Initiative Revolving Fund), 5.00%, 7/1/32	1,500,000	1,835,130
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/29	2,000,000	2,464,520
Iowa Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 8/1/35	1,500,000	1,888,545
Rhode Island Clean Water Finance Agency, (Water Pollution Control Revolving Fund):
5.00%, 10/1/30	1,000,000	1,141,030
5.00%, 10/1/31	1,000,000	1,139,770
Texas Water Development Board, (State Water Implementation Revenue Fund), 5.00%, 10/15/27 (1)	2,500,000	3,159,750
		14,326,579

Education - 9.4%
Arizona State University, Green Bonds, 5.00%, 7/1/39	2,000,000	2,535,060
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/33	920,000	1,175,999
Green Bonds, 5.00%, 10/1/36	765,000	962,209
Green Bonds, 5.00%, 10/1/38	730,000	909,733
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29 (2)	360,000	406,066
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/33	500,000	647,530
Grand Valley State University, MI, 5.00%, 12/1/33	1,000,000	1,186,600
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130,000	1,275,589
New York Dormitory Authority, (Cornell University), Green Bonds, 5.00%, 7/1/26	500,000	623,140
Ohio State University, 5.00%, 12/1/29	1,915,000	2,537,222
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550,000	1,712,471
University of Arizona, Green Bonds, 5.00%, 6/1/42	2,000,000	2,363,920
		16,335,539

Electric Utilities - 1.9%
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	1,000,000	1,273,570
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120,000	1,285,446
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655,000	811,473
		3,370,489

Escrowed/Prerefunded - 1.3%
Highlands County Health Facilities Authority, FL, (Adventist Health System), Prerefunded to 11/15/19, 5.625%, 11/15/37	5,000	5,026
Honolulu City and County, HI, Prerefunded to 12/1/20, 5.00%, 12/1/34	1,000,000	1,043,420
Kansas Development Finance Authority, (Adventist Health System):
Prerefunded to 11/15/19, 5.50%, 11/15/29	20,000	20,095
Prerefunded to 11/15/19, 5.75%, 11/15/38	25,000	25,127
Prerefunded to 11/15/19, 5.75%, 11/15/38	975,000	980,177

Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85,000	113,230
		2,187,075

General Obligations - 19.9%
Bexar County, TX, 4.00%, 6/15/32	2,000,000	2,235,480
California:
4.00%, 9/1/32	1,000,000	1,147,580
Green Bonds, 3.75%, 10/1/37	1,000,000	1,074,170
Connecticut, Green Bonds, 5.00%, 11/15/31	1,000,000	1,153,640
Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	2,000,000	2,456,880
Franklin Regional School District, PA, 5.00%, 5/1/27 (1)	100,000	124,484
Fremont Union High School District, CA, 4.00%, 8/1/36	1,500,000	1,722,585
Hawaii, 4.00%, 10/1/34	2,000,000	2,268,280
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460,000	2,743,638
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000,000	2,336,960
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000,000	2,432,980
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670,000	1,962,033
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000,000	1,258,330
New York, NY, 5.00%, 8/1/26	2,000,000	2,304,540
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/26	1,000,000	1,231,650
San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	2,000,000	2,550,100
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/33	1,000,000	1,264,120
Green Bonds, 5.00%, 8/1/35	1,120,000	1,474,379
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545,000	1,706,036
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000,000	1,202,460
		34,650,325

Hospital - 4.2%
Highlands County Health Facilities Authority, FL, (Adventist Health System), 5.625%, 11/15/37	1,075,000	1,080,547
Kansas Development Finance Authority, (Adventist Health System), 5.50%, 11/15/29	980,000	984,910
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500,000	605,325
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000,000	2,114,720
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	2,000,000	2,487,140
		7,272,642

Housing - 6.7%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	1,240,000	1,485,632
Independent Cities Finance Authority, CA, (Union City Tropics), Mobile Home Park Revenue:
4.00%, 5/15/31	1,020,000	1,162,239
4.00%, 5/15/34	1,145,000	1,287,885
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575,000	1,672,760
4.35%, 7/1/50	1,000,000	1,074,920
Massachusetts Housing Finance Agency, (AMT), 3.30%, 12/1/28	750,000	783,457
New York City Housing Development Corp., NY, 3.80%, 11/1/30	1,000,000	1,071,930
North Dakota Housing Finance Agency, 2.55%, 1/1/22	500,000	510,345
Pennsylvania Housing Finance Agency, 3.90%, 10/1/35	1,000,000	1,063,520

Utah Housing Corp., 4.00%, 1/1/36	1,410,000	1,502,256
		11,614,944

Industrial Development Revenue - 3.8%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	850,000	911,719
New York Transportation Development Corp., (American Airlines, Inc.), (AMT), 5.00%, 8/1/20	3,000,000	3,072,690
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000,000	1,041,310
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 2.625%, 11/1/21	500,000	510,155
Washington Economic Development Finance Authority, (Waste Management, Inc.), 2.125%, 6/1/20 (2)	1,000,000	1,000,780
		6,536,654

Insured - General Obligations - 0.5%
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	1,000,000	911,130

Insured - Hospital - 1.6%
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Children's Hospitals and Clinics), (AGM), (SPA: U.S. Bank, N.A.), 1.70%, 8/15/34 (3)	2,870,000	2,870,000

Insured - Housing - 0.3%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/43	500,000	586,145

Insured - Solid Waste - 0.7%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AGM), (AMT), 5.00%, 9/1/28	500,000	634,990
Green Bonds, (AGM), (AMT), 5.00%, 9/1/30	500,000	638,805
		1,273,795

Insured - Transportation - 0.7%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	1,000,000	1,157,180

Lease Revenue / Certificates of Participation - 2.4%
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	500,000	549,110
4.00%, 10/1/35	600,000	657,594
University of Mississippi Educational Building Corp., 5.00%, 10/1/28 (1)	1,000,000	1,280,360
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500,000	1,772,475
		4,259,539

Other Revenue - 10.8%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/49	3,250,000	4,116,645
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	1,915,000	2,064,791
California Infrastructure and Economic Development Bank, 5.00%, 10/1/34	2,000,000	2,405,060
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170,000	1,271,942
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310,000	1,622,501
Green Bonds, 5.00%, 9/1/36	1,445,000	1,780,023
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000,000	1,097,920
4.45%, 11/1/36	1,000,000	1,109,270

Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000,000	1,346,350
Philadelphia Redevelopment Authority, PA, (Philadelphia Neighborhood Transformation Initiative), 5.00%, 4/15/21	1,855,000	1,949,735
		18,764,237

Senior Living/Life Care - 1.2%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	1,875,000	2,041,875

Special Tax Revenue - 8.6%
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, 4.00%, 11/1/33	1,100,000	1,231,934
Green Bonds, 5.00%, 11/1/35	1,000,000	1,193,600
Harris County Flood Control District, TX, Prerefunded to 10/1/20, 5.00%, 10/1/27	3,450,000	3,577,132
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/39	2,000,000	2,515,840
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Green Bonds, Series 2017A, 5.00%, 11/15/35	1,000,000	1,225,850
Green Bonds, Series 2017B, 5.00%, 11/15/35	2,275,000	2,820,113
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/29	1,000,000	1,067,520
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	1,000,000	1,369,750
		15,001,739

Water and Sewer - 12.4%
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	2,000,000	2,487,660
Boston Water and Sewer Commission, MA, Prerefunded to 11/1/19, 5.00%, 11/1/30	1,000,000	1,002,980
Cleveland, OH, Water Revenue:
5.00%, 1/1/27	150,000	187,238
5.00%, 1/1/28	770,000	958,588
East Bay Municipal Utility District, CA, Water System Revenue:
Green Bonds, 5.00%, 6/1/35	1,000,000	1,247,080
Green Bonds, 5.00%, 6/1/36	1,650,000	2,138,169
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/27 (1)	615,000	772,932
Green Bonds, 5.00%, 10/1/28 (1)	765,000	978,519
Green Bonds, 5.00%, 10/1/30	1,000,000	1,215,530
Green Bonds, 5.00%, 10/1/36	1,000,000	1,192,590
Los Angeles, CA, Wastewater System Revenue:
Green Bonds, 5.00%, 6/1/34	1,000,000	1,271,580
Green Bonds, 5.00%, 6/1/38	2,000,000	2,464,840
Massachusetts Water Resources Authority:
Green Bonds, 5.00%, 8/1/32	1,500,000	1,869,855
Green Bonds, 5.00%, 8/1/40	1,000,000	1,199,620
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500,000	2,567,100
		21,554,281

Total Municipal Obligations (Cost $155,642,341)		164,714,168

CORPORATE BONDS - 1.2%

Other Revenue - 1.2%
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	2,000,000	2,037,135

Total Corporate Bonds (Cost $2,000,000)		2,037,135

TOTAL INVESTMENTS (Cost $157,642,341) - 95.8%		166,751,303
Other assets and liabilities, net - 4.2%		7,243,860
NET ASSETS - 100.0%		173,995,163

NOTES TO SCHEDULE OF INVESTMENTS
(1) When-issued security.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,406,846, which represents 0.8% of the net assets of the Fund as of September 30, 2019.

(3) Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2019.

Abbreviations:
AGC:	Assured Guaranty Corp.
AGM:	Assured Guaranty Municipal Corp.
AMT:	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
PSF:	Permanent School Fund
SPA:	Standby Bond Purchase Agreement

At September 30, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California 22.3%
New York 10.6%
Others, representing less than 10% individually 62.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2019, 4.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 3.5% of total investments.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Short:
U.S. 10-Year Treasury Note	(34)	12/19/19	($4,430,625)	$53,592

At September 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At September 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $53,592.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$164,714,168	$—	$164,714,168
Corporate Bonds	—	2,037,135	—	2,037,135
Total Investments	$—	$166,751,303	$—	$166,751,303

Futures Contracts	$53,592	$—	$—	$53,592
Total	$53,592	$166,751,303	$—	$166,804,895

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.